COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at September 30, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	As of September 30, 2021			As of December 31, 2020
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2021	$13,072	$810	$13,882	$22,500	$1,524	$24,024
2022	12,154	915	13,069	3,236	453	3,689
2023	15,383	255	15,638	1,810	174	1,984
2024	440	21	461	438	21	459
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$41,049	$2,001	$43,050	$27,984	$2,172	$30,156

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at September 30, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	September 30, 2021	December 31, 2020
2021	$1,346	$21,665
2022	2,988	2,814
2023	2,072	1,998
2024	1,413	2,003
2025	632	1,355
Thereafter	3,468	3,413
Total	$11,919	$33,248